Structured Entities (Tables)	12 Months Ended
Dec. 31, 2022
Structured Entities [Abstract]
Carrying amounts of assets & liabilities recognised in its financial statements relating to DBs interests [text block table]	Carrying amounts and size relating to Deutsche Bank’s interests Dec 31, 2022 in € m. Repacka-ging andInvestmentEntities Third PartyFundingEntities Securiti-zations Funds Total Assets Cash and central bank balances 0 0 0 0 0 Interbank balances (w/o central banks) 1 0 319 7 327 Central bank funds sold and securitiespurchased under resale agreements 0 0 87 2,404 2,491 Securities Borrowed 0 0 0 0 0 Total financial assets at fair valuethrough profit or loss 195 8,675 4,956 46,695 60,520 Trading assets 145 2,910 3,159 3,660 9,874 Positive market values(derivative financial instruments) 34 4,224 863 5,458 10,580 Non-trading financial assets mandatory at fair value through profit or loss 16 1,541 933 37,577 40,067 Financial assets designated at fairvalue through profit or loss 0 0 0 0 0 Financial assets at fair value through other comprehensive income 0 830 298 404 1,532 Loans at amortized cost 212 68,398 31,077 18,896 118,583 Other assets 0 956 3,293 10,405 14,654 Total assets 408 78,859 40,030 78,810 198,107 Liabilities Total financial liabilities at fair valuethrough profit or loss 51 1,251 438 5,021 6,761 Negative market values(derivative financial instruments) 51 1,251 438 5,021 6,761 Other short-term borrowings 0 0 0 0 0 Other liabilities 0 0 0 0 0 Total liabilities 51 1,251 438 5,021 6,761 Off-balance sheet exposure 0 10,644 11,045 6,747 28,437 Total 357 88,252 50,637 80,536 219,782 Dec 31, 2021 in € m. Repacka-ging andInvestmentEntities Third PartyFundingEntities Securiti-zations Funds Total Assets Cash and central bank balances 0 0 0 0 0 Interbank balances (w/o central banks) 1 0 0 11 12 Central bank funds sold and securitiespurchased under resale agreements 0 0 82 1,593 1,675 Securities Borrowed 0 0 0 0 0 Total financial assets at fair valuethrough profit or loss 328 7,860 4,923 44,192 57,303 Trading assets 172 4,825 3,243 3,980 12,220 Positive market values(derivative financial instruments) 156 300 9 2,671 3,135 Non-trading financial assets mandatory at fair value through profit or loss 0 2,735 1,671 37,542 41,948 Financial assets designated at fairvalue through profit or loss 0 0 0 0 0 Financial assets at fair value through other comprehensive income 0 298 1,043 530 1,871 Loans at amortized cost 1,089 60,338 26,406 15,245 103,079 Other assets 4 575 3,333 12,202 16,114 Total assets 1,422 69,072 35,787 73,773 180,054 Liabilities Total financial liabilities at fair valuethrough profit or loss 74 185 20 8,721 9,000 Negative market values(derivative financial instruments) 74 185 20 8,721 9,000 Other short-term borrowings 0 0 0 0 0 Other liabilities 0 0 0 13 13 Total liabilities 74 185 20 8,734 9,013 Off-balance sheet exposure 0 7,765 10,093 3,683 21,541 Total 1,348 76,652 45,861 68,722 192,582